Basis of Presentation and Summary of Significant Accounting Policies (Detail Textuals) powerplant in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) powerplant Mcf bbl	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure Of Basis Of Presentation, Accounting Policies, Critical Accounting Estimates And Judgements [Abstract]
Percentage of voting power in subsidiaries	50.00%
Volume of natural gas as numerator of energy equivalent conversion rate | Mcf	6,000
Volume of crude oil as denominator of energy equivalent conversion rate | bbl	1
Interests in resource properties, carrying amount	$ 92,551
Exploration and evaluation assets, aggregate carrying amount	21,702
Agreegate value of property, plant and equipment	$ 83,954	$ 99,443	$ 95,745
Number of power plants | powerplant	2
Deferred income tax assets	$ 16,694	$ 16,647
Net trade receivables due from customer and affiliates	21,375
Accumulated other comprehensive income on available-for-sale equity securities reclassified to deficit upon initial adoption IFRS 9	$ 526